CERTIFICATION

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, Legg Mason Global Asset Management Trust (1933 Act File No. 333-162441; 1940 Act File No. 811-22338) (“Registrant”) hereby certifies (a) that the forms of the prospectuses used with respect to Class C and Class C1 of Legg Mason BW Global Opportunities Bond Fund, Legg Mason BW International Opportunities Bond Fund and Legg Mason BW Absolute Return Opportunities Fund, each a series of the Registrant, do not differ from those contained in Post-Effective Amendment No. 43 to the Registrant’s Registration Statement (“Amendment No. 43”), and (b) that Amendment No. 43 was filed electronically.

Dated as of: August 3, 2012	By:	/s/ Richard Wachterman
	Name:	Richard Wachterman
	Title:	Assistant Secretary